UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report.

Name:     Carl C. Icahn, Individual
Address:  c/o Icahn Associates Corp.
          767 Fifth Ave., 47th Floor
          New York, New York  10153

Form 13F File Number:  28-4333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward E. Mattner, Attorney-in-Fact for Carl C. Icahn
Title:  Individual
Phone:  (212) 702-4300

Signature, Place, and Date of Signing:


/s/ Edward E. Mattner
---------------------
Edward E. Mattner                   New York, New York                  08/14/07
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       7

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $6,681,175
                                         (thousands)


Confidential Treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager, and this information has been filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


   No.      Form 13F File Number      Name
   ---      --------------------      ----

   01       28-4690                   High River Limited Partnership

   02       28-05849                  American Real Estate Holdings
                                      Limited Partnership

   03       28-2662                   Barberry Corp.

   04       28-4970                   High Coast Limited Partnership

   05       28-4460                   Highcrest Investors Corp.

   06       28-11469                  Gascon Partners

   07       28-11906                  Modal LLC

                           Form 13F Information Table*
                    Name of Reporting Manager: Carl C. Icahn


COLUMN 1             COLUMN 2    COLUMN 3     COLUMN 4            COLUMN 5           COLUMN 6      COLUMN 7          COLUMN 8

NAME OF              TITLE                    VALUE         SHRS OR   SH/   PUT/    INVESTMENT     OTHER        Voting Authority
ISSUER               OF CLASS    CUSIP        (x$1000)      PRN AMT   PRN   CALL    DISCRETION     MANAGER*   SOLE   SHARED   NONE
------               --------    -----        --------      -------   ---   ----    ----------     --------   ----   ------   ----
ADVENTRX PHARMA-      COM      00764X103        2,197       864,865   SH             Defined        1               864,865
CEUTICALS INC.

AMERICAN RAILCAR      COM      02916P103      167,346     4,290,918   SH             Defined        7             4,290,918
INDS INC.

AMERICAN RAILCAR      COM      02916P103       70,940     1,818,976   SH             Defined                      1,818,976
INDS INC.

AMERICAN REAL      DEP UNIT    029169109      415,811     4,087,000   SH             Defined        3             4,087,000
ESTATE PARTNR

AMERICAN REAL      DEP UNIT    029169109    3,643,293    35,809,836   SH             Defined        4            35,809,836
ESTATE PARTNR

AMERICAN REAL      DEP UNIT    029169109      351,266     3,452,586   SH             Defined        5             3,452,586
ESTATE PARTNR

AMERICAN REAL      DEP UNIT    029169109    1,209,909    11,892,167   SH             Defined        6            11,892,167
ESTATE PARTNR

AMERICAN REAL      DEP UNIT    029169109       42,099       413,793   SH             Defined                        413,793
ESTATE PARTNR

BLOCKBUSTER INC      CL A      093679108        6,029     1,398,820   SH             Defined        1             1,398,820

BLOCKBUSTER INC      CL A      093679108        3,870       898,000   SH             Defined        3               898,000

BLOCKBUSTER INC      CL B      093679207        3,020       772,320   SH             Defined        1               772,320

BLOCKBUSTER INC      CL B      093679207        1,333       340,906   SH             Defined        3               340,906

IMCLONE SYS INC.      COM      45245W109      219,414     6,205,134   SH             Defined        1             6,205,134

IMCLONE SYS INC.      COM      45245W109      161,369     4,563,610   SH             Defined        2             4,563,610

IMCLONE SYS INC.      COM      45245W109       31,852       900,800   SH             Defined        3               900,800

LEAR CORP.            COM      521865105       23,498       659,860   SH             Defined        1               659,860

LEAR CORP.            COM      521865105       61,930    1,739,131    SH             Defined                      1,739,131

MOTOROLA INC.         COM      620076109      244,661    13,822,660   SH             Defined        1            13,822,660

WCI CMNTYS INC.       COM      92923C104       21,338    1,279,275    SH             Defined        1             1,279,275


                      TOTAL                 6,681,175


CONFIDENTIAL TREATMENT HAS BEEN REQUESTED FOR CERTAIN ACCOUNTS OF SECURITIES REPORTED BY THIS INSTITUTIONAL INVESTMENT MANAGER PURSUANT TO RULE 24B-2 UNDER THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, AND THIS INFORMATION HAS BEEN FILED SEPARATELY WITH THE COMMISSION.

* This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.